Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Segment Information [Abstract]
Cash and cash equivalents		$ 189,190,680	$ 155,235,401	$ 127,889,058
Assets		323,408,185	308,104,130
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Assets		990,699	22,802,392
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Assets		9,707,242	10,445,507
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Assets		69,749,676	71,651,775
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	189,187,618	151,757,138
Prepaid expenses and other assets	[1]	$ 53,772,950	$ 51,447,318

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.